Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001587551
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 19, 2018
Prospectus Date	rr_ProspectusDate	Dec. 19, 2018
Fuller & Thaler Behavioral Small-Cap Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fuller & Thaler Behavioral Small-Cap Equity Fund (the "Small-Cap Equity Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Small-Cap Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under "CLASSES OF SHARES" in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all Fuller & Thaler Funds. You are also eligible for a discount on Class A sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on Class A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in Fuller & Thaler Funds, as described under "CLASSES OF SHARES – A Shares" in this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses ( expenses that you pay each year as a percentage of the value of your investment )
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended September 30, 2018 was 35% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund's investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You are also eligible for a discount on Class A sales charges beginning with a minimum purchase of $50,000.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the share classes are new, "Other Expenses" on A Shares and C Shares are based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization ("small-cap") companies based in the U.S. ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S. The Fund defines small-cap companies as companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the largest company in the Russell 2000® index, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE American LLC, Nasdaq Global Market(r), Nasdaq Capital Market(r), or such other securities exchanges deemed appropriate by the Adviser. Under the Adviser's market capitalization guidelines described above, based on market capitalization data as of September 30, 2018, the market capitalization of a small cap company would be $7.672 billion or below. This dollar amount will change due to market conditions. The size of the companies included in the Russell 2000® Index will change as a result of market conditions and reconstitution of the Index.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund's investment adviser, on the behavioral biases of other investors. Fuller & Thaler's investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler's process identifies and exploits those mistakes. The Adviser's analysis includes making educated predictions of when other investors – the "market" – have likely made a behavioral mistake, and in turn, have created a buying opportunity. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. At the individual stock level, Fuller & Thaler searches for events related to insider buying, earnings announcements, and other news that suggest these types of investor misbehavior (over-reaction or under-reaction) and draws from its more than 20 years of experience in analyzing events that suggest investor misbehavior. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company. In summary, if an investor mistake is likely and the company has solid fundamentals, the portfolio managers buy the stock. The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm's fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security. The Fund seeks to deliver similar risk characteristics to the Russell 2000® Index.

The Fund may also invest a portion of its assets in real estate investment trusts (REITs), Business Development Companies (BDCs), and Exchange Traded Funds (ETFs) whose investment characteristics are consistent with the Fund's principal investment strategy. REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are included in the Russell 2000® Index, the Fund's benchmark index. A BDC is a form of unregistered closed-end investment company that typically invests in small and mid-sized businesses to help such companies grow in the initial stages of their development. An ETF is a marketable security that typically tracks a stock index or other basket of assets. Although similar in many ways, ETFs differ from mutual funds because ETF shares trade like common stock on an exchange, with a fluctuating price throughout the day as shares are bought and sold.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

The Fund's portfolio is expected to have diversification with respect to sectors. The Fund typically expects to hold from 70 to 140 positions, with individual position sizes typically ranging up to 5% of the Fund's net assets. Before trading, the portfolio managers review the portfolio's characteristics relative to its benchmark, and may adjust position sizes to control exposures to sectors, market beta, and other characteristics.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below (in alphabetical order).

Please see "Additional Information Regarding Principal Risks" in the Fund's prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under- and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criteria; and changes in the criteria's historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security's value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises ("Portfolio Companies"). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC's net asset value ("NAV") to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

Equity Securities Risk. Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund's assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund's investment performance is affected by the ETF's investment performance. In addition, the Fund's risks include the Underlying ETF's principal risks.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund's own operational expenses.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser's perception of the underlying companies' growth potentials may be wrong, or the securities purchased may not perform as expected.

Investment Company Risk. The Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code ("IRC") impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund's management.

Market Risk. The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real-estate related investments.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund's ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund's securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser's determination and the security's price may not rise to what the Adviser believes is its full fair value.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Investor Shares from year to year.

The table shows the average annual returns of the Investor Shares, Institutional Shares (formerly, Select Shares) and R6 Shares (formerly, Institutional Shares), for the periods of 1 Year, 5 Years and Since Inception compared to a broad-based market index. No performance information is provided for Class A shares and Class C shares as those share classes are new and have no performance history.

Visit www.fullerthalerfunds.com for more current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance of the Investor Shares from year to year. The table shows the average annual returns of the Investor Shares, Institutional Shares (formerly, Select Shares) and R6 Shares (formerly, Institutional Shares), for the periods of 1 Year, 5 Years and Since Inception compared to a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fullerthalerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Small-Cap Equity Fund (1) Calendar Year Total Returns – Investor Shares
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund is the accounting successor to a series of Allianz Funds Multi-Strategy Trust, which commenced operations on September 8, 2011, and for which the Adviser served as the sole sub-adviser (the "Predecessor Fund"). In a transaction that was consummated on October 23, 2015 (the "Reorganization"), the Fund acquired the assets and liabilities of: the A, C, and D Classes of the Predecessor Fund, which became the Investor Shares of the Fund; the Class P Shares of the Predecessor Fund, which became the Institutional Shares of the Fund; and the Institutional Shares of the Predecessor Fund, which became the R6 Shares of the Fund. Accordingly, the performance results shown above in the bar chart and the average annual total returns table for periods prior to October 23, 2015 represent the performance of the Predecessor Fund and its classes. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. In addition, the Fund's performance during the periods reflected in the bar chart and table may have been different from that of the Predecessor Fund due to some differences in their principal investment strategies.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest	1/1/2012 – 3/31/2012	14.47%
Lowest	7/1/2015 – 9/30/2015	(5.32)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (1) (for periods ended 12/31/2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Investor shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
Fuller & Thaler Behavioral Small-Cap Equity Fund | A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTHAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.25%	[2]
One Year	rr_ExpenseExampleYear01	$ 695
Three Years	rr_ExpenseExampleYear03	949
Five Years	rr_ExpenseExampleYear05	1,222
Ten Years	rr_ExpenseExampleYear10	$ 1,999
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
Fuller & Thaler Behavioral Small-Cap Equity Fund | C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTYCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.75%	[2]
One Year	rr_ExpenseExampleYear01	$ 178
Three Years	rr_ExpenseExampleYear03	551
Five Years	rr_ExpenseExampleYear05	949
Ten Years	rr_ExpenseExampleYear10	$ 2,062
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
Fuller & Thaler Behavioral Small-Cap Equity Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTHNX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.14%	[2]
One Year	rr_ExpenseExampleYear01	$ 116
Three Years	rr_ExpenseExampleYear03	362
Five Years	rr_ExpenseExampleYear05	628
Ten Years	rr_ExpenseExampleYear10	$ 1,386
Annual Return 2012	rr_AnnualReturn2012	20.02%
Annual Return 2013	rr_AnnualReturn2013	35.80%
Annual Return 2014	rr_AnnualReturn2014	10.84%
Annual Return 2015	rr_AnnualReturn2015	(3.61%)
Annual Return 2016	rr_AnnualReturn2016	29.58%
Annual Return 2017	rr_AnnualReturn2017	17.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.32%)
1 Year	rr_AverageAnnualReturnYear01	17.25%
5 Years	rr_AverageAnnualReturnYear05	17.13%
Since Inception	rr_AverageAnnualReturnSinceInception	17.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
Fuller & Thaler Behavioral Small-Cap Equity Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTHSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.85%	[2]
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	271
Five Years	rr_ExpenseExampleYear05	471
Ten Years	rr_ExpenseExampleYear10	$ 1,049
1 Year	rr_AverageAnnualReturnYear01	17.35%
5 Years	rr_AverageAnnualReturnYear05	17.31%
Since Inception	rr_AverageAnnualReturnSinceInception	18.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
Fuller & Thaler Behavioral Small-Cap Equity Fund | R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTHFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.75%	[2]
One Year	rr_ExpenseExampleYear01	$ 77
Three Years	rr_ExpenseExampleYear03	240
Five Years	rr_ExpenseExampleYear05	417
Ten Years	rr_ExpenseExampleYear10	$ 930
1 Year	rr_AverageAnnualReturnYear01	17.47%
5 Years	rr_AverageAnnualReturnYear05	17.47%
Since Inception	rr_AverageAnnualReturnSinceInception	18.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
Fuller & Thaler Behavioral Small-Cap Equity Fund | After Taxes on Distributions | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.22%	[3]
5 Years	rr_AverageAnnualReturnYear05	14.20%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	15.09%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011	[3]
Fuller & Thaler Behavioral Small-Cap Equity Fund | After Taxes on Distributions and Sales | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.79%	[3]
5 Years	rr_AverageAnnualReturnYear05	12.77%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	13.58%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011	[3]
Fuller & Thaler Behavioral Small-Cap Equity Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.65%	[4]
5 Years	rr_AverageAnnualReturnYear05	14.12%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	14.99%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011	[4]
Fuller & Thaler Behavioral Small-Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION FULLER & THALER BEHAVIORAL SMALL-CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fuller & Thaler Behavioral Small-Cap Growth Fund (the "Small-Cap Growth Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Small-Cap Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below.

Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under "CLASSES OF SHARES" in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all Fuller & Thaler Funds. You are also eligible for a discount on Class A sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on Class A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in Fuller & Thaler Funds, as described under "CLASSES OF SHARES – A Shares" in this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate from its inception on December 21, 2017 through the September 30, 2018 end of its fiscal year was 71% of the average value of its portfolio (non-annualized). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund's investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You are also eligible for a discount on Class A sales charges beginning with a minimum purchase of $50,000.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the A Share and C Chare classes are new and have no operating history, "Other Expenses" for A Shares and C Shares are based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization ("small-cap") companies based in the U.S. ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S. The Fund defines small-cap companies as companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the largest company in the Russell 2000® index, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE American LLC, Nasdaq Global Market(r), Nasdaq Capital Market(r), or such other securities exchanges deemed appropriate by the Adviser. Under the Adviser's market capitalization guidelines described above, based on market capitalization data as of September 30, 2018, the market capitalization of a small cap company would be $7.672 billion or below. This dollar amount will change due to market conditions. The size of the companies included in the Russell 2000® Index will change as a result of market conditions and reconstitution of the Index. The Fund screens for companies that historically have above average earnings or sales growth and retention of earnings. Often such companies have above average price to earnings ratios.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund's investment adviser, on the behavioral biases of other investors. Fuller & Thaler's investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler's process identifies and exploits those mistakes. The Adviser's analysis includes making educated predictions of when other investors – the "market" – have likely made a behavioral mistake, and in turn, have created a buying opportunity. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. At the individual stock level, Fuller & Thaler searches for events related to earnings announcements and other news that suggest investor under-reaction and draws from its more than 20 years of experience in analyzing events that suggest investor misbehavior. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company. The Fund screens for companies that historically have above average earnings or sales growth and retention of earnings. The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm's fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security. The Fund seeks to deliver similar risk characteristics to the Russell 2000® Growth Index.

While income-generating funds typically invest in stocks with high dividends, funds seeking capital appreciation typically invest in stocks without significant dividends but try to generate returns for investors through price appreciation. Funds can seek price appreciation with low turnover—holding each stock for many years and expecting each stock to go up in price for years—or with higher turnover—holding each stock for months or quarters, and expecting each stock to go up in price during the months and quarters the stock is held. The Fund typically buys small-cap stocks with high growth prospects, that often do not pay dividends. And we hold stocks on average less than a year, although we may hold for shorter or much longer periods of time—as long as we believe the price is likely to continue appreciating. Thus, while the fund may hold individual stocks for less than a year, the goal of the Fund's holdings and trading is long-term capital appreciation of the Fund as a whole.

The Fund may also invest a portion of its assets in real estate investment trusts ("REITs"), Business Development Companies (BDCs), and Exchange Traded Funds (ETFs) whose investment characteristics are consistent with the Fund's principal investment strategy. REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are included in the Russell 2000 Growth Index, the Fund's benchmark index. A BDC is a form of unregistered closed-end investment company that typically invests in small and mid-sized businesses to help such companies grow in the initial stages of their development. An ETF is a marketable security that typically tracks a stock index or other basket of assets. Although similar in many ways, ETFs differ from mutual funds because ETF shares trade like common stock on an exchange, with a fluctuating price throughout the day as shares are bought and sold.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. The Fund's portfolio is expected to have diversification with respect to sectors.

The Fund typically expects to hold from 25 to 50 positions, with individual position sizes typically ranging up to 7% of the Fund's net assets. Before trading, the portfolio managers review the portfolio's characteristics relative to its benchmark, and may adjust position sizes to control exposures to sectors, market beta, and other characteristics.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below (in alphabetical order).

Please see "Additional Information Regarding Principal Risks" in the Fund's prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criteria; and changes in the criteria's historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security's value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises ("Portfolio Companies"). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC's net asset value ("NAV") to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

Equity Securities Risk. Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund's assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund's investment performance is affected by the ETF's investment performance. In addition, the Fund's risks include the Underlying ETF's principal risks.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund's own operational expenses

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser's perception of the underlying companies' growth potentials may be wrong, or the securities purchased may not perform as expected.

Investment Company Risk. The Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code ("IRC") impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund's management.

Market Risk. The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

New Fund Risk. The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust's Board of Trustees may determine to liquidate the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real-estate related investments.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund's ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund's securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Visit www.fullerthalerfunds.com for current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Annual return information will be incorporated once the Fund has operated for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fullerthalerfunds.com
Fuller & Thaler Behavioral Small-Cap Growth Fund | A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTXAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.82%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.92%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.62%)	[6]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.30%	[6]
One Year	rr_ExpenseExampleYear01	$ 700
Three Years	rr_ExpenseExampleYear03	1,662
Five Years	rr_ExpenseExampleYear05	2,626
Ten Years	rr_ExpenseExampleYear10	$ 5,043
Fuller & Thaler Behavioral Small-Cap Growth Fund | C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTXCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.57%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.42%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.62%)	[6]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.80%	[6]
One Year	rr_ExpenseExampleYear01	$ 183
Three Years	rr_ExpenseExampleYear03	1,297
Five Years	rr_ExpenseExampleYear05	2,402
Ten Years	rr_ExpenseExampleYear10	$ 5,123
Fuller & Thaler Behavioral Small-Cap Growth Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTXNX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.77%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.52%)	[6]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.25%	[6]
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	1,119
Five Years	rr_ExpenseExampleYear05	2,116
Ten Years	rr_ExpenseExampleYear10	$ 4,628
Fuller & Thaler Behavioral Small-Cap Growth Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTXSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.55%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.56%)	[6]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.99%	[6]
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	1,052
Five Years	rr_ExpenseExampleYear05	2,011
Ten Years	rr_ExpenseExampleYear10	$ 4,447
Fuller & Thaler Behavioral Small-Cap Growth Fund | R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTXFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.42%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.52%)	[6]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.90%	[6]
One Year	rr_ExpenseExampleYear01	$ 92
Three Years	rr_ExpenseExampleYear03	1,017
Five Years	rr_ExpenseExampleYear05	1,954
Ten Years	rr_ExpenseExampleYear10	$ 4,343
Fuller & Thaler Behavioral Mid-Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION FULLER & THALER BEHAVIORAL MID-CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fuller & Thaler Behavioral Mid-Cap Value Fund (the "Mid-Cap Value Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Mid-Cap Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below.

Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under "CLASSES OF SHARES" in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all Fuller & Thaler Funds. You are also eligible for a discount on Class A sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on Class A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in Fuller & Thaler Funds, as described under "CLASSES OF SHARES – A Shares" in this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate from its inception on December 21, 2017 through the September 30, 2018 end of its fiscal year was 0.44% of the average value of its portfolio (non-annualized). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund's investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.44%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You are also eligible for a discount on Class A sales charges beginning with a minimum purchase of $50,000.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the A Share class in new and has no operating history, "Other Expenses" on A Shares are based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of medium capitalization ("mid-cap") companies based in the U.S. ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S.

The Fund defines mid-cap companies as companies whose market capitalizations are generally in the middle of an upper and lower bound. For the upper bound, we use companies whose market capitalizations are generally below 40% of total US market capitalization, or companies whose market capitalizations are smaller than the largest company in the Russell MidCap® index, whichever results in the higher market capitalization break. For the lower bound, we use companies whose market capitalizations are generally above 3% of total US market capitalization, or companies whose market capitalizations are larger than the smallest company in the Russell MidCap® index, whichever results in the lower market capitalization break. Based on market capitalization data as of September 30, 2018, the market capitalization of a mid-cap company would be between $42.68 billion and $1.55 billion. This dollar amount will change due to market conditions. The size of the companies included in the Russell MidCap® Index will change as a result of market conditions and reconstitution of the Index.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund's investment adviser, on the behavioral biases of other investors. Fuller & Thaler's investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler's process identifies and exploits those mistakes. The Adviser's analysis includes making educated predictions of when other investors – the "market" – have likely made a behavioral mistake, and in turn, have created a buying opportunity. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. At the individual stock level, Fuller & Thaler searches for events related to insider buying and other news that suggest investor over-reaction and draws from its more than 20 years of experience in analyzing events that suggest investor misbehavior. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company. The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm's fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security. The Fund seeks to deliver similar risk characteristics to the Russell MidCap® Value Index.

The Fund may also invest a portion of its assets in real estate investment trusts ("REITs"), Business Development Companies (BDCs), and Exchange Traded Funds (ETFs) whose investment characteristics are consistent with the Fund's principal investment strategy REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are included in the Russell MidCap® Index, the Fund's benchmark index. A BDC is a form of unregistered closed-end investment company that typically invests in small and mid-sized businesses to help such companies grow in the initial stages of their development. An ETF is a marketable security that typically tracks a stock index or other basket of assets. Although similar in many ways, ETFs differ from mutual funds because ETF shares trade like common stock on an exchange, with a fluctuating price throughout the day as shares are bought and sold.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

The final portfolio is expected to have diversification with respect to sectors. The Fund typically expects to hold from 25 to 50 positions, with individual position sizes typically ranging up to 7% of the Fund's net assets. Before trading, the portfolio managers review the portfolio's characteristics relative to its benchmark, and may adjust position sizes to control exposures to sectors, market beta, and other characteristics.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below (in alphabetical order).

Please see "Additional Information Regarding Principal Risks" in the Fund's prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criteria; and changes in the criteria's historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security's value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises ("Portfolio Companies"). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC's net asset value ("NAV") to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

Equity Securities Risk. Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund's assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund's investment performance is affected by the ETF's investment performance. In addition, the Fund's risks include the Underlying ETF's principal risks.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund's own operational expenses.

Investment Company Risk. The Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code ("IRC") impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund's management.

Market Risk. The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

New Fund Risk. The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust's Board of Trustees may determine to liquidate the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund's ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund's securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser's determination and the security's price may not rise to what the Adviser believes is its full fair value.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Visit www.fullerthalerfunds.com for current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Annual return information will be incorporated once the Fund has operated for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fullerthalerfunds.com
Fuller & Thaler Behavioral Mid-Cap Value Fund | A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[7]
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management Fees	rr_ManagementFeesOverAssets	0.75%	[7]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[7]
Other Expenses	rr_OtherExpensesOverAssets	3.79%	[7],[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.79%	[7]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.59%)	[7],[9]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.20%	[7],[9]
One Year	rr_ExpenseExampleYear01	$ 690
Three Years	rr_ExpenseExampleYear03	1,629
Five Years	rr_ExpenseExampleYear05	2,573
Ten Years	rr_ExpenseExampleYear10	$ 4,948
Fuller & Thaler Behavioral Mid-Cap Value Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVNX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.65%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.50%)	[9]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.15%	[9]
One Year	rr_ExpenseExampleYear01	$ 117
Three Years	rr_ExpenseExampleYear03	1,086
Five Years	rr_ExpenseExampleYear05	2,062
Ten Years	rr_ExpenseExampleYear10	$ 4,532
Fuller & Thaler Behavioral Mid-Cap Value Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.41%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.51%)	[9]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.90%	[9]
One Year	rr_ExpenseExampleYear01	$ 92
Three Years	rr_ExpenseExampleYear03	1,015
Five Years	rr_ExpenseExampleYear05	1,950
Ten Years	rr_ExpenseExampleYear10	$ 4,335
Fuller & Thaler Behavioral Mid-Cap Value Fund | R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVZX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.29%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.49%)	[9]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.80%	[9]
One Year	rr_ExpenseExampleYear01	$ 82
Three Years	rr_ExpenseExampleYear03	982
Five Years	rr_ExpenseExampleYear05	1,895
Ten Years	rr_ExpenseExampleYear10	$ 4,236
Fuller & Thaler Behavioral Unconstrained Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION FULLER & THALER BEHAVIORAL UNCONSTRAINED EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fuller & Thaler Behavioral Unconstrained Equity Fund (the "Unconstrained Equity Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Unconstrained Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under "CLASSES OF SHARES" in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all Fuller & Thaler Funds. You are also eligible for a discount on Class A sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on Class A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in Fuller & Thaler Funds, as described under "CLASSES OF SHARES – A Shares" in this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund's investment performance. The Unconstrained Equity Fund's portfolio turnover rate is normally expected to be below 50%. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You are also eligible for a discount on Class A sales charges beginning with a minimum purchase of $50,000.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new and has no operating history, "Other Expenses" for all share classes are based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies of all market capitalizations based in the U.S. ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S.

The Fund seeks to achieve its investment objective by building a non-diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund's investment adviser, on the behavioral biases of other investors.

Fuller & Thaler's investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler's process identifies and exploits those mistakes. The Adviser's analysis includes making educated predictions of when other investors – the "market" – have likely made a behavioral mistake, and in turn, have created a buying opportunity. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. For example, investor over-reaction may occur when investors become extremely pessimistic about a particular company's stock due to negative information about that company, e.g. a falling share price, unfavorable news reports, analyst downgrades, etc. Fuller & Thaler regards this negative investor sentiment as excessive and an over-reaction when it persists despite significant bullish signals coming from a company's management. Similarly, investor under-reaction occurs when investors' anchoring and over-confidence biases cause them to under-react to new information--especially new information that is inconsistent with their previous analysis of a stock. For example, one type of situation that Fuller & Thaler looks for is significant positive earnings surprises versus consensus earnings forecasts, where sustainable, company-specific improvements have driven better-than-expected earnings. Because of its long-term investment orientation, the Fund further narrows its universe by only investing in a small subset of these under-reaction stocks: those where under-reaction has historically occurred with unusual consistency and frequency.

At the individual stock level, Fuller & Thaler employs proprietary screening tools to help identify stocks where such behavioral biases are occurring. This is not a quantitative strategy, and no quantitative factor model is used in the investment process. Through its screening tools, Fuller & Thaler searches for events related to insider buying, earnings announcements, and other news that suggest these types of investor misbehavior (over-reaction or under-reaction) and draws from its more than 20 years of experience in analyzing events that suggest investor misbehavior. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company, which includes a credit-style/downside analysis of the company to determine whether it is suitable for a long-term, multi-year holding period. The portfolio manager performs this stock-specific research and makes all buy and sell decisions for the strategy. In summary, if an investor mistake is likely and the company has solid fundamentals, the portfolio managers buy the stock. The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm's fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security.

The Fund may invest a portion of its assets in real estate investment trusts ("REITs"), Business Development Companies (BDCs), and Exchange Traded Funds (ETFs whose investment characteristics are consistent with the Fund's principal investment strategy. REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are included in the Russell 3000®, the Fund's benchmark index. A BDC is a form of unregistered closed-end investment company that typically invests in small and mid-sized businesses to help such companies grow in the initial stages of their development. An ETF is a marketable security that typically tracks a stock index or other basket of assets. Although similar in many ways, ETFs differ from mutual funds because ETF shares trade like common stock on an exchange, with a fluctuating price throughout the day as shares are bought and sold.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

The Fund is non-diversified and therefore may invest a greater percentage of its net assets in the securities of fewer issuers than a diversified Fund. While the Fund does not intend to be concentrated (defined as a weighting exceeding 25% of the Fund's net assets) in an individual industry or group of industries at all times, it does reserve the right in the future to be concentrated in an individual industry or group of industries when the Adviser's behavioral finance strategy indicates that such concentration would be beneficial from an investment perspective. While it is not possible to forecast exactly when and how this concentration would occur, it would most likely occur in industries where the strategy has historically had the highest weights: Semiconductors & Semiconductor Equipment; Technology Hardware, Storage & Peripherals; Internet Software & Services; and Specialty Retail. The Fund also reserves the right to concentrate in particular sectors.

The Fund typically expects to hold from 15 to 25 positions, with individual position sizes typically ranging up to 8% of the Fund's net assets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below (in alphabetical order). Please see "Additional Information Regarding Principal Risks" in the Fund's prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under- and over- reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criteria; and changes in the criteria's historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security's value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises ("Portfolio Companies"). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC's net asset value ("NAV") to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

Concentration Risk.

Greater than 25% of the Fund's total assets may be exposed to a particular industry. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. An inherent risk associated with an industry-concentrated portfolio is that the Fund may be adversely affected if a small number of its investments in the concentrated industry or group of industries perform poorly.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund's assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund's investment performance is affected by the ETF's investment performance. In addition, the Fund's risks include the Underlying ETF's principal risks.

Equity Securities Risk. Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund's own operational expenses.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser's perception of the underlying companies' growth potentials may be wrong, or the securities purchased may not perform as expected.

Investment Company Risk. The Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code ("IRC") impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund's management.

Market Risk. The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Micro-Cap Company Risk: Returns from small and micro-capitalization growth stocks may trail returns from the overall stock market. Historically, small and micro-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small and microcap-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

New Fund Risk. The Fund has no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust's Board of Trustees may determine to liquidate the Fund.

Non-Diversification Risk. Investment in the securities of a limited number of issuers or sectors exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities and sectors.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.

Sector Risk. The Adviser may allocate more of the Fund's investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund's ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund's securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser's determination and the security's price may not rise to what the Adviser believes is its full fair value.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Visit www.fullerthalerfunds.com for current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Annual return information will be incorporated once the Fund has operated for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fullerthalerfunds.com
Fuller & Thaler Behavioral Unconstrained Equity Fund | A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[10]
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[10]
Management Fees	rr_ManagementFeesOverAssets	0.85%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[10]
Other Expenses	rr_OtherExpensesOverAssets	1.62%	[10],[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%	[10]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.42%)	[10],[12]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.30%	[10],[12]
One Year	rr_ExpenseExampleYear01	$ 700
Three Years	rr_ExpenseExampleYear03	$ 1,244
Fuller & Thaler Behavioral Unconstrained Equity Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[10]
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[10]
Management Fees	rr_ManagementFeesOverAssets	0.85%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[10]
Other Expenses	rr_OtherExpensesOverAssets	1.57%	[10],[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%	[10]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.42%)	[10],[12]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.25%	[10],[12]
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	$ 694
Fuller & Thaler Behavioral Unconstrained Equity Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTZIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.57%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.43%)	[12]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.99%	[12]
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	$ 617
Fuller & Thaler Behavioral Unconstrained Equity Fund | R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTZFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.37%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.32%)	[12]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.90%	[12]
One Year	rr_ExpenseExampleYear01	$ 92
Three Years	rr_ExpenseExampleYear03	$ 567
Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION FULLER & THALER BEHAVIORAL SMALL – MID CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fuller & Thaler Behavioral Small–Mid Core Equity Fund (the "Small-Mid Core Equity Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Small – Mid Core Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under "CLASSES OF SHARES" in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all Fuller & Thaler Funds. You are also eligible for a discount on Class A sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on Class A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in Fuller & Thaler Funds, as described under "CLASSES OF SHARES – A Shares" in this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund's investment performance. The Fund is typically expected to have a portfolio turnover rate of less than 80%. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You are also eligible for a discount on Class A sales charges beginning with a minimum purchase of $50,000.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new and has no operating history, "Other Expenses" for all share classes are based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small to medium capitalization companies based in the U.S. ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S. The Fund defines small/mid-cap companies as companies whose market capitalizations are generally in the bottom 30% of total market capitalization or companies whose market capitalizations are smaller than the largest company in the Russell 2500® Index, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Adviser. Under the Adviser's market capitalization guidelines described above, based on market capitalization data as of September 30, 2018, the market capitalization of a small- or mid-cap company would be $30.12 billion or below. This dollar amount will change due to market conditions. The size of the companies included in the Russell 2500® Index will change as a result of market conditions and reconstitution of the Index.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund's investment adviser, on the behavioral biases of other investors. Fuller & Thaler's investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler's process identifies and exploits those mistakes. The Adviser's analysis includes making educated predictions of when other investors – the "market" – have likely made a behavioral mistake, and in turn, have created a buying opportunity. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. At the individual stock level, Fuller & Thaler searches for events related to insider buying, earnings announcements, and other news that suggest these types of investor misbehavior (over-reaction or under-reaction) and draws from its more than 20 years of experience in analyzing events that suggest investor misbehavior. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company. In summary, if an investor mistake is likely and the company has solid fundamentals, the portfolio managers buy the stock. The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm's fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security. The Fund seeks to deliver similar risk characteristics to the Russell 2500® Index.

The Fund may invest a portion of its assets in real estate investment trusts ("REITs"), Business Development Companies (BDCs), and Exchange Traded Funds (ETFs) whose investment characteristics are consistent with the Fund's principal investment strategy. REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are included in the Russell 2500®, the Fund's benchmark index. A BDC is a form of unregistered closed-end investment company that typically invests in small and mid-sized businesses to help such companies grow in the initial stages of their development. An ETF is a marketable security that typically tracks a stock index or other basket of assets. Although similar in many ways, ETFs differ from mutual funds because ETF shares trade like common stock on an exchange, with a fluctuating price throughout the day as shares are bought and sold.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

The Fund will concentrate its investments in a particular sector by investing greater than 25% of the Fund's total assets in such sector when its Behavioral Strategy indicates that such concentration would be appropriate from an investment perspective. The Fund does not have a pre-conceived intention to invest in any particular sector. The Fund typically expects to hold from 25 to 100 positions, with individual position sizes typically ranging up to 7% of the Fund's net assets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below (in alphabetical order).

Please see "Additional Information Regarding Principal Risks" in the Fund's prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under- and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criteria; and changes in the criteria's historical trends.The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security's value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises ("Portfolio Companies"). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC's net asset value ("NAV") to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund's assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund's investment performance is affected by the ETF's investment performance. In addition, the Fund's risks include the Underlying ETF's principal risks.

Equity Securities Risk. Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund's own operational expenses.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser's perception of the underlying companies' growth potentials may be wrong, or the securities purchased may not perform as expected.

Investment Company Risk. The Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code ("IRC") impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund's management.

Market Risk. The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

New Fund Risk. The Fund has no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust's Board of Trustees may determine to liquidate the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.

Sector Risk. The Adviser may allocate more of the Fund's investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund's ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund's securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser's determination and the security's price may not rise to what the Adviser believes is its full fair value.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Visit www.fullerthalerfunds.com for current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Annual return information will be incorporated once the Fund has operated for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fullerthalerfunds.com
Fuller & Thaler Behavioral Small-Mid Core Equity Fund | A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[13]
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[13]
Management Fees	rr_ManagementFeesOverAssets	0.80%	[13]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[13]
Other Expenses	rr_OtherExpensesOverAssets	1.62%	[11],[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%	[13]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.41%)	[13],[14]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.26%	[13],[14]
One Year	rr_ExpenseExampleYear01	$ 696
Three Years	rr_ExpenseExampleYear03	$ 1,230
Fuller & Thaler Behavioral Small-Mid Core Equity Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[13]
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[13]
Management Fees	rr_ManagementFeesOverAssets	0.80%	[13]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[13]
Other Expenses	rr_OtherExpensesOverAssets	1.57%	[11],[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%	[13]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.41%)	[13],[14]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.21%	[13],[14]
One Year	rr_ExpenseExampleYear01	$ 123
Three Years	rr_ExpenseExampleYear03	$ 680
Fuller & Thaler Behavioral Small-Mid Core Equity Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTSIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.57%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.42%)	[14]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.95%	[14]
One Year	rr_ExpenseExampleYear01	$ 97
Three Years	rr_ExpenseExampleYear03	$ 603
Fuller & Thaler Behavioral Small-Mid Core Equity Fund | R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[13]
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[13]
Management Fees	rr_ManagementFeesOverAssets	0.80%	[13]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[13]
Other Expenses	rr_OtherExpensesOverAssets	1.37%	[11],[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%	[13]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.32%)	[13],[14]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.85%	[13],[14]
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	$ 552
Fuller & Thaler Behavioral Micro-Cap Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION FULLER & THALER BEHAVIORAL MICRO-CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fuller & Thaler Behavioral Micro-Cap Equity Fund (the "Micro-Cap Equity Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Micro-Cap Equity Fund (1)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under "CLASSES OF SHARES" in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all Fuller & Thaler Funds. You are also eligible for a discount on Class A sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on Class A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in Fuller & Thaler Funds, as described under "CLASSES OF SHARES – A Shares" in this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund's investment performance. The Fund is typically expected to have a portfolio turnover rate of approximately 100% or more. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You are also eligible for a discount on Class A sales charges beginning with a minimum purchase of $50,000.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new and has no operating history, "Other Expenses" for all share classes are based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of micro capitalization ("micro-cap") companies based in the U.S. ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S. The Fund defines micro-cap companies as companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company or smaller than the largest stock in the Russell Microcap® Index, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE American LLC, Nasdaq Global Market® ,Nasdaq Capital Market® or such other securities exchanges deemed appropriate by the Adviser. Under the Adviser's market capitalization guidelines described above, based on market capitalization data as of September 30, 2018, the market capitalization of a micro-cap company would be $2.432 billion or below. This dollar amount will change due to market conditions. The size of the companies included in the Russell Microcap® Index will change as a result of market conditions and reconstitution of the Index and universe.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund's investment adviser, on the behavioral biases of other investors. Fuller & Thaler's investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler's process identifies and exploits those mistakes. The Adviser's analysis includes making educated predictions of when other investors – the "market" – have likely made a behavioral mistake, and in turn, have created a buying opportunity. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. At the individual stock level, Fuller & Thaler searches for events related to insider buying, earnings announcements, and other news that suggest these types of investor misbehavior (over-reaction or under-reaction) and draws from its more than 20 years of experience in analyzing events that suggest investor misbehavior. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company. In summary, if an investor mistake is likely and the company has solid fundamentals, the portfolio managers buy the stock. The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm's fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security.

While income-generating funds typically invest in stocks with high dividends, funds seeking capital appreciation typically invest in stocks without significant dividends but try to generate returns for investors through price appreciation. Funds can seek price appreciation with low turnover—holding each stock for many years and expecting each stock to go up in price for years—or with higher turnover—holding each stock for months or quarters, and expecting each stock to go up in price during the months and quarters the stock is held. The Fund typically buys micro-cap stocks with high growth prospects, that often do not pay dividends. And we hold stocks on average less than a year, although we may hold for shorter or much longer periods of time—as long as we believe the price is likely to continue appreciating. Hence, we believe high-turnover (i.e., shorter-term) holding of individual stocks that we expect to appreciate within the fund is entirely consistent with long-term capital appreciation of the Fund as a whole.

The Fund may invest a portion of its assets in real estate investment trusts ("REITs"), Business Development Companies (BDCs), and Exchange Traded Funds (ETFs) whose investment characteristics are consistent with the Fund's principal investment strategy. REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are included in the Russell Microcap® Index, the Fund's benchmark index. A BDC is a form of unregistered closed-end investment company that typically invests in small and mid-sized businesses to help such companies grow in the initial stages of their development. An ETF is a marketable security that typically tracks a stock index or other basket of assets. Although similar in many ways, ETFs differ from mutual funds because ETF shares trade like common stock on an exchange, with a fluctuating price throughout the day as shares are bought and sold.

The Fund is non-diversified and therefore may invest a greater percentage of its net assets in the securities of fewer issuers than a diversified Fund. While the Fund does not intend to be concentrated (defined as a weighting exceeding 25% of the Fund's net assets) in an individual industry or group of industries at all times, it does reserve the right in the future to be concentrated in an individual industry or group of industries when the Adviser's behavioral finance strategy indicates that such concentration would be beneficial from an investment perspective. While it is not possible to forecast exactly when and how this concentration would occur, it would most likely occur in industries where the strategy has historically had the highest weights: Specialty Retail; Electronic Equipment, Instruments & Components; Health Care Equipment & Supplies; Semiconductors & Semiconductor Equipment; and Software. The Fund also reserves the right to concentrate in particular sectors.

The Fund typically expects to hold from 40 to 150 positions, with individual position sizes typically ranging up to 7% of the Fund's net assets.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below (in alphabetical order).

Please see "Additional Information Regarding Principal Risks" in the Fund's prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under- and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criteria; and changes in the criteria's historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security's value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises ("Portfolio Companies"). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC's net asset value ("NAV") to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

Concentration Risk. Greater than 25% of a Fund's total assets may be exposed to a particular industry. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. An inherent risk associated with an industry-concentrated portfolio is that the Fund may be adversely affected if a small number of its investments in the concentrated industry or group of industries perform poorly.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund's assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund's investment performance is affected by the ETF's investment performance. In addition, the Fund's risks include the Underlying ETF's principal risks.

Equity Securities Risk. Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund's own operational expenses.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser's perception of the underlying companies' growth potentials may be wrong, or the securities purchased may not perform as expected.

Investment Company Risk. The Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code ("IRC") impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund's management.

Market Risk. The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Micro-Cap Company Risk: Returns from small and micro-capitalization growth stocks may trail returns from the overall stock market. Historically, small and micro-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small and microcap-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

New Fund Risk. The Fund has no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust's Board of Trustees may determine to liquidate the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.

Sector Risk. The Adviser may allocate more of the Fund's investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund's ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund's securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser's determination and the security's price may not rise to what the Adviser believes is its full fair value.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Visit www.fullerthalerfunds.com for current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Annual return information will be incorporated once the Fund has operated for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fullerthalerfunds.com
Fuller & Thaler Behavioral Micro-Cap Equity Fund | A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[13]
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[13]
Management Fees	rr_ManagementFeesOverAssets	1.50%	[13]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[13]
Other Expenses	rr_OtherExpensesOverAssets	1.62%	[11],[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.37%	[13]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.33%)	[13],[15]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.04%	[13],[15]
One Year	rr_ExpenseExampleYear01	$ 770
Three Years	rr_ExpenseExampleYear03	$ 1,435
Fuller & Thaler Behavioral Micro-Cap Equity Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[13]
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[13]
Management Fees	rr_ManagementFeesOverAssets	1.50%	[13]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[13]
Other Expenses	rr_OtherExpensesOverAssets	1.57%	[11],[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.32%	[13]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.33%)	[13],[15]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.99%	[13],[15]
One Year	rr_ExpenseExampleYear01	$ 202
Three Years	rr_ExpenseExampleYear03	$ 898
Fuller & Thaler Behavioral Micro-Cap Equity Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.57%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.32%)	[15]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.75%	[15]
One Year	rr_ExpenseExampleYear01	$ 178
Three Years	rr_ExpenseExampleYear03	$ 824
Fuller & Thaler Behavioral Micro-Cap Equity Fund | R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[13]
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[13]
Management Fees	rr_ManagementFeesOverAssets	1.50%	[13]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[13]
Other Expenses	rr_OtherExpensesOverAssets	1.37%	[11],[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.87%	[13]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.22%)	[13],[15]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.65%	[13],[15]
One Year	rr_ExpenseExampleYear01	$ 168
Three Years	rr_ExpenseExampleYear03	$ 774

[1]	Because the share classes are new, "Other Expenses" on A Shares and C Shares are based on estimated expenses for the current fiscal year.
[2]	The Fund's investment adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler" or the "Adviser") has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80%, 1.25%, 0.99% and 0.80% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund's average daily net assets through January 31, 2020. Previously, effective February 1, 2018 through the effective date of this prospectus, the Adviser had contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.25%, 0.97% and 0.80% for Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund's average daily net assets. Previously effective February 1, 2017 to January 1, 2018, the Adviser had contractually agreed to waive its management fee and/or reimburse Fund Expenses so that total annual operating expenses to not exceed 1.05%, 0.90%, and 0.80% for Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund's average daily net assets. The expense limitation does not apply to (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund's business; and (v) indirect expenses such as acquired fund fees and expenses. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the "Trust") is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.
[3]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Investor shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[4]	The Russell 2000® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund's portfolio. The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe and is a subset of the Russell 3000® Index. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[5]	Because the A Share and C Chare classes are new and have no operating history, "Other Expenses" for A Shares and C Shares are based on estimated expenses for the current fiscal year.
[6]	The Fund's investment adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler" or the "Adviser") has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80% 1.25%, 0.99%, and 0.90% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund's average daily net assets through January 31, 2020. Previously, effective December 20, 2017 through the effective date of this prospectus, the Adviser had contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.24%, 0.99% and 0.90% for Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund's average daily net assets. The expense limitation does not apply to (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund's business; and (v) indirect expenses such as acquired fund fees and expenses. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the "Trust") is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.
[7]	The Fund's A Shares have been approved by the Trust's Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund's A Shares will be registered and offered for sale at a later date.
[8]	Because the A Share class in new and has no operating history, "Other Expenses" on A Shares are based on estimated expenses for the current fiscal year.
[9]	The Fund's investment adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler" or the "Adviser") has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.20%, 1.15%, 0.90%, and 0.80% for A Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund's average daily net assets through January 31, 2020. Previously, effective December 20, 2017 through the effective date of this prospectus, the Adviser had contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.14%, 0.89% and 0.80% for Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund's average daily net assets. The expense limitation does not apply to: (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund's business; and (v) indirect expenses such as acquired fund fees and expenses. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the "Trust") is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.
[10]	The Fund's A Shares and Investor Shares have been approved by the Trust's Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund's A Shares and Investor Shares will be registered and offered for sale at a later date.
[11]	Because the Fund is new and has no operating history, "Other Expenses" for all share classes are based on estimated expenses for the current fiscal year.
[12]	The Fund's investment adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler" or the "Adviser") has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.25%, 0.99% and 0.90% for A Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund's average daily net assets through January 31, 2020. The expense limitation does not apply to: (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund's business; and (v) indirect expenses such as acquired fund fees and expenses. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the "Trust") is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.
[13]	The Fund's A Shares, Investor Shares and R6 shares have been approved by the Trust's Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund's A Shares, Investor Shares, and R6 Shares will be registered and offered for sale at a later date.
[14]	The Fund's investment adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler" or the "Adviser") has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.26%, 1.21%, 0.95% and 0.85% for A Shares, Investor Shares Institutional Shares and R6 Shares, respectively, of the Fund's average daily net assets through January 31, 2020. The expense limitation does not apply to: (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund's business; and (v) indirect expenses such as acquired fund fees and expenses. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the "Trust") is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.
[15]	The Fund's investment adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler" or the "Adviser") has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 2.04%, 1.99%, 1.75% and 1.65% for A Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund's average daily net assets through January 31, 2020. The expense limitation does not apply to: (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund's business; and (v) indirect expenses such as acquired fund fees and expenses. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the "Trust") is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.